CLASS A ORDINARY SHARES (Details)					6 Months Ended
	Jun. 14, 2021 USD ($) $ / shares shares	Apr. 05, 2021 Vote ¥ / shares	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 CNY (¥)	Apr. 05, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	May 26, 2020 shares	Dec. 10, 2019 ¥ / shares shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio					0.2	0.2
Number of Ordinary Shares called for by warrants											1,680,000	911,112
Placement agent's fees and other estimated offering expenses					$ 4,700,000	¥ 30,408,264
Percentage Transfer Of Profit To Statutory Reserves					10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital					50.00%	50.00%
Appropriated retained earnings					$ 601,442		¥ 4,148,929		¥ 4,148,929
Class A ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio				0.2
Ordinary shares, shares authorized					150,000,000		150,000,000	150,000,000		150,000,000
Par value (in dollars per share) | (per share)	$ 0.0925	¥ 0.62			$ 0.0925			$ 0.0925		$ 0.0925			¥ 0.62
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive			23,049,639
Ordinary shares, shares outstanding			4,611,720		29,700,718		29,700,718	29,700,718
Authorized share capital | $										$ 15,725,000
Number of votes | Vote		1
Share issuance (in shares)	6,014,102
Class A ordinary shares | Minimum
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized				20,000,000									20,000,000
Par value (in dollars per share) | $ / shares				$ 0.0185
Class A ordinary shares | Maximum
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized				100,000,000									100,000,000
Par value (in dollars per share) | $ / shares				$ 0.0925
Class B ordinary shares
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized					20,000,000		20,000,000	20,000,000		20,000,000
Par value (in dollars per share) | (per share)		¥ 0.62			$ 0.0925			$ 0.0925		$ 0.0925
Ordinary shares, shares outstanding					4,100,000		4,100,000	4,100,000
Authorized share capital | $										$ 1,850,000
Number of votes | Vote		15
Pre-funded warrants
CLASS A ORDINARY SHARES.
Share issuance (in shares)	2,800,000
Number of Ordinary Shares called for by warrants	8,814,102
Gross proceeds | $	$ 55,000,000.0